Leases - Schedule of lease liability (Detail) $ in Millions, $ in Millions		Jun. 30, 2019 MXN ($)	Jun. 30, 2019 USD ($) [2]	Jan. 01, 2019 MXN ($)
Disclosure Of Leases [Line items]
Total undiscounted lease liabilities		$ 82,952
Lease liabilities included in the statement of financial position at June 30,		51,345		$ 50,220
Current	[1]	5,919	$ 308
Non-Current	[1]	45,426	$ 2,365
0-1 years [member]
Disclosure Of Leases [Line items]
Total undiscounted lease liabilities		10,112
1-5 years [Member]
Disclosure Of Leases [Line items]
Total undiscounted lease liabilities		39,119
Later than five years and not later than ten years [member]
Disclosure Of Leases [Line items]
Total undiscounted lease liabilities		22,274
Later than 10 years [member]
Disclosure Of Leases [Line items]
Total undiscounted lease liabilities		$ 11,447

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospective method under which the comparative information is not restated. - See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3